Note 7 - Accounting Policies and New Standards Adopted (Details Textual) $ in Thousands			12 Months Ended
		Mar. 06, 2019 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Apr. 01, 2019 CAD ($)	Apr. 01, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			6.75%
Total lease liabilities			$ 3,088,524	$ 21,243	$ 18,525
Cost of sales			2,136,456	2,359,867
Retained earnings			(1,809,557)	(1,473,776)		$ 775,350	$ (1,140,118)
Accumulated other comprehensive income			$ 84,651	79,093		74,071	91,934
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets					18,500
Total lease liabilities					$ 18,500
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRIC agenda decision 11 [member]
Statement Line Items [Line Items]
Cost of sales		$ 72,800
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Retained earnings						20,711
Previously stated [member]
Statement Line Items [Line Items]
Cost of sales	[1]			2,336,154
Retained earnings				$ (1,390,701)			754,639
Accumulated other comprehensive income							$ 91,934
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Accumulated other comprehensive income						$ (17,863)
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period			1
Top of range [member]
Statement Line Items [Line Items]
Leasing period			10

[1]	The March 31, 2019 statements have been adjusted to remove the discontinued operations as described in Note 24 and to reflect the implementation of the IFRIC Decision as described in Note 7.